Derivative Instruments and Hedging Activities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Derivative [Line Items]
Interest rate swap assumed hedge effectiveness	100.00%
Number of foreign currency forward contracts	1
Maximum [Member]
Derivative [Line Items]
Currency forward contract, duration	6 months